Consolidated Balance Sheets - USD ($)		Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents		$ 21,857,125	$ 18,025,966
Short-term investments		9,922,366	4,428,446
Accounts receivable, net		29,318	36,835
Advances to suppliers, net		2,789	10,986
Inventories, net		987	51,423
Prepayments and other current assets, net		127,834	1,158,867
Current assets held for sale associated with discontinued operation of Tiandihui		1,841,335	7,355,317
Total current assets		33,781,754	31,067,840
NON-CURRENT ASSETS
Property, plant and equipment, net		698,044	781,670
Intangible assets, net		481,840	535,632
Operating lease right-of-use assets		783,658	4,604,365
Non-current assets held for sale associated with discontinued operation of Tiandihui		768,101	879,253
Total non-current assets		2,731,643	6,800,920
Total assets		36,513,397	37,868,760
CURRENT LIABILITIES:
Accounts payable		491,850	506,881
Accounts payable - related parties		1,033
Advances from customers		11,024	16,959
Bank overdrafts		74,425	79,851
Short-term loans - related parties		266,451	285,878
Taxes payable		11,923	24,077
Due to related parties		55,747	36,410
Operating lease liabilities, current		212,814	268,403
Other current liabilities		1,212,420	533,668
Current liabilities held for sale associated with discontinued operation of Tiandihui		12,337,657	17,898,674
Total current liabilities		14,675,344	19,650,801
NON-CURRENT LIABILITIES:
Operating lease liabilities, non-current		683,113	4,846,760
Non-current liabilities held for sale associated with discontinued operation of Tiandihui		1,037	1,132
Total liabilities		15,359,494	24,498,693
SHAREHOLDERS’ EQUITY :
Common shares ($0.02 par value; 50,000,000 shares authorized; 10,323,268 and 5,218,681 shares issued and outstanding at December 31, 2022, and 2021, respectively)*	[1]	206,465	104,374
Additional paid-in capital		48,089,439	42,151,658
Statutory reserves		160,014	160,014
Accumulated deficit		(28,165,927)	(28,969,627)
Accumulated other comprehensive income (loss)		428,249	(460,702)
Total TDH Holdings, Inc. shareholders’ equity		20,718,240	12,985,717
Non-controlling interest		435,663	384,350
Total shareholders’ equity		21,153,903	13,370,067
Total liabilities and shareholders’ equity		$ 36,513,397	$ 37,868,760

[1]	Retrospectively restated to reflect the one-for-twenty reverse split dated on June 14, 2022